financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Liquidity risk
Equity securities that may be offered pursuant to a shelf prospectus	$ 1,900
Total	56,687	$ 57,627
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	3,343	3,297
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	1,274	976
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	49,081	49,528
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	3,846	4,157
Composite long-term debt
Liquidity risk
Total	52,039
Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	46	29
First year
Liquidity risk
Total	6,314	7,716
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	3,000	3,106
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	22	37
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	3,067	3,754
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	331	837
First year | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	2	3
2 years hence
Liquidity risk
Total	4,777	4,507
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	259	108
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	1,252	939
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,830	2,799
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	603	739
2 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	4	3
3 years hence
Liquidity risk
Total	3,690	3,801
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	64	62
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	3,111	3,137
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	528	589
3 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	3	3
4 years hence
Liquidity risk
Total	2,898	2,926
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	8	8
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,493	2,519
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	434	422
4 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	3	3
5 years hence
Liquidity risk
Total	2,988	3,239
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	6	6
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,695	2,977
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	356	276
5 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	3	3
5 years hence to 10 years
Liquidity risk
Total	11,107	11,033
5 years hence to 10 years | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	6	7
5 years hence to 10 years | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	10,596	10,500
5 years hence to 10 years | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	789	648
5 years hence to 10 years | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	15	11
Thereafter
Liquidity risk
Total	24,913	24,405
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	24,289	23,842
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	805	646
Thereafter | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	16	3
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(14,305)	(12,903)
Amounts to be exchanged, Pay	13,417	12,516
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	52,039	53,298
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,350)	(1,373)
Amounts to be exchanged, Pay	2,257	1,356
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,988)	(1,917)
Amounts to be exchanged, Pay	1,841	1,841
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(387)	(373)
Amounts to be exchanged, Pay	347	347
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(387)	(373)
Amounts to be exchanged, Pay	347	347
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,381)	(1,332)
Amounts to be exchanged, Pay	1,309	1,309
Currency risk related to long-term debt | 5 years hence to 10 years | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(4,678)	(4,512)
Amounts to be exchanged, Pay	4,379	4,379
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(3,134)	(3,023)
Amounts to be exchanged, Pay	2,937	2,937
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,408)	(1,366)
Amounts to be exchanged, Pay	1,393	1,393
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(468)	(845)
Amounts to be exchanged, Pay	453	841
Currency risk related to foreign currency transactions | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(454)	(52)
Amounts to be exchanged, Pay	430	47
Currency risk related to foreign currency transactions | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(486)	(469)
Amounts to be exchanged, Pay	$ 510	$ 505